Subsequent Events (Details) - USD ($)										6 Months Ended	12 Months Ended
	Aug. 04, 2025	Jul. 31, 2025	Jul. 23, 2025	Apr. 20, 2025	Feb. 12, 2025	Feb. 11, 2025	Jan. 30, 2025	Dec. 09, 2024	Oct. 29, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 13, 2024
Subsequent Events [Line Items]
Pre Judgment Security Amount										$ 450,000	$ 450,000
Settlement fees					$ 50,000					$ 215,000
Common stock per value (in Dollars per share)										$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds									$ 4,998,464		$ 398,442
Common stock shares (in Shares)										2,498,423	1,698,454	455,719
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 0.8
Percentage of cash commission										4.00%	4.00%
Agreement initial term	1 month
Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds	$ 1,750,000
Cash fee	$ 500,000
Focus Technologies, Inc [Member]
Subsequent Events [Line Items]
Pre Judgment Security Amount								$ 489,572
Number of installments						9 months
Pre-judgment Security Amount											$ 450,000
Focus Technologies, Inc [Member] | Forecast [Member]
Subsequent Events [Line Items]
Deposit of revenue percentage				15.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Attorneys’ fees and interest							$ 586,800
Settlement amount							215,000
Settlement fees					50,000	$ 500,000	215,000
Public offering price per share (in Dollars per share)			$ 0.7
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Issuance of common stock shares (in Shares)			4,231,639
Common stock per value (in Dollars per share)		$ 1.1219	$ 0.0001
Public offering price per share (in Dollars per share)			$ 0.6999
Gross proceeds			$ 4,000,000
Purchase price of per share (in Dollars per share)		1.122
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		0.0001
Subsequent Event [Member] | First Check [Member]
Subsequent Events [Line Items]
Settlement amount							173,000
Subsequent Event [Member] | Second Check [Member]
Subsequent Events [Line Items]
Settlement amount							$ 42,000
Subsequent Event [Member] | Focus Technologies, Inc [Member]
Subsequent Events [Line Items]
Settlement fees					$ 50,000	$ 500,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate offering shares (in Shares)			5,714,283
Issuance of common stock shares (in Shares)			1,482,644
Common stock per value (in Dollars per share)			$ 0.0001
Maximum [Member] | Focus Technologies, Inc [Member] | Forecast [Member]
Subsequent Events [Line Items]
Settlement amount				$ 420,000
IR Agency LLC [Member]
Subsequent Events [Line Items]
Net proceeds										$ 1,500,000
Initial milestone payment										$ 1,000,000
Private Placement [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock per value (in Dollars per share)		$ 0.0001
Common stock shares (in Shares)		1,559,828